Business Combination and Backstop Agreement (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 22, 2023	Mar. 22, 2023	Feb. 14, 2023	Feb. 13, 2023	Feb. 12, 2023	Feb. 10, 2023	Jan. 11, 2023	Dec. 13, 2022	Sep. 07, 2022	Aug. 31, 2022	Jan. 02, 2019	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2023	Sep. 15, 2022
Business Acquisition [Line Items]
Number of shares issued											17,454,542				17,496,370
Aggregate gross purchase price																$ 1,017,000
Stock Issued During Period, Value, Other													$ 14,260
Loss on extinguishment													$ (13,595,000)
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued																41,828
Aggregate gross purchase price
Stock Issued During Period, Shares, Other													1,350,000
Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, value						$ 20.00							$ 18.00
[custom:AdjustedLegacyOceanEquityHolders-0]													23,355,432	23,355,432
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 10.00
Additional shares issued price per share						$ 2.50
Long-Term Debt, Fair Value																		$ 500,000
Loss on extinguishment													$ (13,595,000)
Share-based payment arrangement, amount capitalized													68,900,000	$ 61,100,000
Outstanding interest expenses													12,577
Payments for underwriting expenses													3,200,000
Loan for debt interest													$ 36,225
Ocean Biomedical Inc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Effective Percentage													9.00%
Debt instrument interest rate effective percentage when default													24.00%
Ocean Biomedical Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			511,712
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 8.06
Ocean Biomedical Inc [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Short-Term Debt								$ 1,050,000				$ 1,050,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%				8.00%
Debt Instrument, Description								(a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the NPIC Lender making the loan available to Sponsor, Sponsor agreed to transfer 10 Shares of Class B common stock to NPIC Lender for each $10 multiple of the NPIC Funded Amounts				(a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lenders making the loan available to Sponsor, Sponsor agreed to transfer between 1 and 2.5 shares of Class B common stock to Lenders for each $10 multiple of the Funded Amounts
Ocean Biomedical Inc [Member] | Aesther Healthcare Acquisition Corp [Member]
Business Acquisition [Line Items]
Short-Term Debt								$ 1,050,000				$ 1,050,000
Ocean Biomedical Inc [Member] | N P I C Sponsor [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	15.00%	15.00%
Increase (Decrease) in Operating Capital	$ 15,000,000
Ocean Biomedical Inc [Member] | N P I C Sponsor [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares, Issued	1,050,000	1,050,000
Ocean Biomedical Inc [Member] | Lender [Member]
Business Acquisition [Line Items]
Number of shares issued	50,000
Additional shares issued	50,000	50,000
Ocean Biomedical Inc [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Number of shares issued							2,625,000
Ocean Biomedical Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, shares			5,570,965
Backstop forward purchase agreement, value			$ 10.00
Number of shares issued							10,600,000
[custom:AdjustedLegacyOceanEquityHolders-0]			23,355,432
Payments to Acquire Businesses, Gross			$ 233,554,320
Ocean Biomedical Inc [Member] | Common Class A [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Number of shares issued			1,365,000
Ocean Biomedical Inc [Member] | Common Stock [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Number of shares issued	250,000
Ocean Biomedical Inc [Member] | Common Stock [Member] | N P I C Sponsor [Member]
Business Acquisition [Line Items]
Number of shares issued	250,000
Additional shares issued	250,000	250,000											250,000
Aesther Healthcare Acquisition Corp [Member]
Business Acquisition [Line Items]
Business Acquisition, Description of Acquired Entity															the holders of the Company’s securities collectively shall be entitled to receive from AHAC, in the aggregate, a number of shares of AHAC’s Class A common stock (with a per-share value of $10.00) with an aggregate value equal to (a) $240 Million U.S. Dollars ($240,000,000) minus (b) the amount, if any, by which the net working capital is less than negative $500,000, plus (c) the amount, if any, by which the net working capital exceeds $500,000 (but not less than zero), minus (d) the amount, if any, by which the closing net debt exceeds $1,500,000, minus (e) the amount, if any, by which The Company’s transaction expenses exceed $6,000,000.
Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Description of Acquired Entity										(a) in the event that the volume-weighted average price (the “VWAP”) of the Company’s common stock exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the Legacy Ocean Stockholders shall be entitled to receive an additional 5,000,000 shares of the Company’s common stock, (b) in the event that the VWAP of the Company’s common stock exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the Legacy Ocean Stockholders shall be entitled to receive an additional 7,000,000 shares of the Company’s common stock and (c) in the event that the VWAP of the Company’s common stock exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the Legacy Ocean Stockholders shall be entitled to receive an additional 7,000,000 shares of the Company’s common stock. In addition, for each issuance of Earnout Shares, the Company will also issue to Sponsor an additional 1,000,000 shares of the Company’s common stock.
Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted			2,625,000
Common Stock, Conversion Basis			Class B common stock converted on a one-for-one basis
Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued			2,625,000
Business acquisitions shares issued			1,200,000
Backstop forward purchase agreement, value			$ 12,675,912
New Ocean Biomedical [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Sale of Stock, Description of Transaction			(i) $2,000,000, divided by the closing price of the Company common stock on Nasdaq preceding the Notice Date and (ii) a number of shares of common stock equal to the average daily trading volume multiplied by 67%.
New Ocean Biomedical [Member] | Ocean Biomedical Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			102,342
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 7.47
Vellar Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price										$ 5.00
Special Meeting [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,250,000
Special Meeting [Member] | Ocean Biomedical Inc [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,411,000
Special Meeting [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares issued							5,570,965
Sale of Stock, Price Per Share							$ 10.56
Aggregate gross purchase price							$ 58,847,564
Proceeds from issuance of trust preferred securities							$ 52,070,404
Special Meeting [Member] | Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, shares							13,225,000
Backstop forward purchase agreement, value							$ 0.0001
Special Meeting [Member] | Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, shares							13,225,000
Backstop forward purchase agreement, value							$ 0.0001
Special Meeting [Member] | A H A C Acquisition [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Description							10,600,000
Special Meeting [Member] | A H A C Acquisition [Member] | Ocean Biomedical Inc [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Description							2,625,000
Backstop Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, value															$ 10.34
Backstop Agreement [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Number of shares issued			1,350,000
Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, purchase of assets			3,535,466
Vellar Backstop Agreement [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Debt Instrument, Maturity Date, Description						(a) three years after the closing of the Business Combination (February 14, 2026) or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 30 out of 45 consecutive trading days is less than $4 per share				(a) 3 years after the closing of the Business Combination Agreement or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 20 out of 30 consecutive trading days was less than $3 per share.
Business acquisition additional share price										$ 2.50
Restructuring Costs										$ 5,000
Stock repurchased value						$ 3,000,000
Vellar Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Other						6,000,000
Stock Issued During Period, Value, Other						$ 60,000,000
Vellar Backstop Agreement [Member] | Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Description of Acquired Entity										(i) one business day after the Closing of the Business Combination or (ii) the date any assets from the trust account are disbursed following the Closing of the Business Combination. Vellar may but is not obligated to sell some or all of the shares subject to the forward transaction following the expiration of the redemption period (i.e., two (2) business days prior to the Special Meeting), after which those shares will no longer be subject to the forward transaction, and in such event Vellar will repay the Company a portion of the prepayment amount relating to those shares from the sale proceeds equal to the number of shares sold by Vellar multiplied by the forward price (i.e., the lower of the redemption price, the then current forward price and the VWAP price for the last 10 trading days of the prior calendar month, but not lower than $ 5.00).
Business Acquisition, Share Price										$ 5.00
Vellar Backstop Agreement [Member] | Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business acquisitions shares issued										4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned										$ 40,000,000
Definitive A And R Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Minimum [Member]
Business Acquisition [Line Items]
Number of shares issued					6,000,000
Definitive A And R Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Aggregate gross purchase price					$ 80,000,000
Definitive A And R Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Common Stock [Member] | Maximum [Member]
Business Acquisition [Line Items]
Number of shares issued					8,000,000
Meteora Agreement [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Number of shares issued				2,666,667
Polar Agreement [Member] | Ocean Biomedical Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued				2,000,000
Polar Subscription [Member] | Ocean Biomedical Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, value			$ 10.56
Number of shares issued			1,350,000
Aggregate gross purchase price			$ 14,260,404
Backstop Forward Purchase Agreement [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, value			$ 10.56
Backstop forward purchase agreement, value			$ 37,345,985
Backstop Forward Purchase Agreement [Member] | Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Backstop forward purchase agreement, shares			3,535,466
Backstop forward purchase agreement, value			$ 14,260,404
Additional backstop forward purchase agreement, shares			1,350,000
Additional backstop forward purchase agreement, value			$ 51,606,460
Common Stock Purchase Agreement [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Aggregate gross purchase price									$ 75,000,000
Business Combination Agreement [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Number of shares issued													1,365,000
Loss on extinguishment													$ 13,600,000
Business Combination Agreement [Member] | Ocean Biomedical Inc [Member] | Aesther Healthcare Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of shares issued												178,500
Business Combination Agreement [Member] | Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Business acquisitions shares issued								1.05				2.5
Business Acquisition, Share Price								$ 1.00				$ 10.00
Modification Agreement [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Number of shares issued		50,000												50,000
Sale of Stock, Price Per Share														$ 7.16
Share-based payment arrangement, amount capitalized													$ 358,000,000,000	$ 358,000